Trade and other receivables	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Trade and other receivables
19. Trade and other receivables

	31 December 2021	31 December 2020	30 June 2020	30 June 2019
	£m	£m	£m	£m
Amounts receivable for the sale of goods and services	34.0	28.7	31.7	29.4
Less provision for bad and doubtful debts	(0.8)	(0.7)	(0.3)	(0.1)

	33.2	28.0	31.4	29.3
Other receivables	8.9	8.6	8.3	9.4
Prepayments	5.1	10.7	4.7	4.4

	47.2	47.3	44.4	43.1

Ageing of trade receivables:

	31 December 2021			31 December 2020
	Gross	Provision	Net	Gross	Provision	Net
	£m	£m	£m	£m	£m	£m
Not past due	18.7	—	18.7	16.4	—	16.4
Past due
0 to 30 days	5.8	—	5.8	3.8	—	3.8
30 to 60 days	2.9	—	2.9	2.3	—	2.3
More than 60 days	6.6	(0.8)	5.8	6.2	(0.7)	5.5

	15.3	(0.8)	14.5	12.3	(0.7)	11.6
	34.0	(0.8)	33.2	28.7	(0.7)	28.0

	30 June 2020			30 June 2019
	Gross £m	Provision £m	Net £m	Gross £m	Provision £m	Net £m
Not past due	22.4	—	22.4	23.0	—	23.0
Past due
0 to 30 days	3.6	—	3.6	3.8	—	3.8
30 to 60 days	0.6	—	0.6	1.3	—	1.3
More than 60 days	5.1	(0.3)	4.8	1.3	(0.1)	1.2

	9.3	(0.3)	9.0	6.4	(0.1)	6.3

	31.7	(0.3)	31.4	29.4	(0.1)	29.3

Movement in provision for bad and doubtful debts:

	31 December 2021 £m	31 December 2020 £m	30 June 2020 £m	30 June 2019 £m
Balance at beginning of the year / period	(0.7)	(0.3)	(0.1)	(0.1)
Impairment losses recognized in the income statement	(0.1)	(0.4)	(0.2)	—

Balance at end of the year / period	(0.8)	(0.7)	(0.3)	(0.1)

The average credit period taken for sales is 35 days (31 December 2020: 36 days; 30 June 2020: 41 days; 30 June 2019: 35 days). Trade and other receivables are non-interest
bearing and generally on terms between 30 to 90 days. Trade receivables are provided for based on estimated irrecoverable amounts determined by specific circumstances as described in note 3.
The Group does not hold any collateral or other credit enhancements over its trade receivables, nor do they have a legal right to offset against any amounts owed to the counterparty.
The Directors consider that the carrying amount of trade and other receivables approximates their fair value.